UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year: December 31, 2003
Check here if Amendment []; Amendment Number
This Amendment (check only one):	[] is a restatement
							[] adds new entries

Institutional Investment Manager Filing Report:
			Name:	Graybill, Bartz & Associates, Ltd.
			Address:	568 S. Spring Road
					Elmhurst, IL 60126
			13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Philip Karlson
Title:			Executive Vice President
Phone:			630-941-9460
Signature,		Place,			and Date of
Signing:
Philip Karlson		Elmhurst, Illinois	January 23, 2003
Report Type (Check only one):
			[X]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT
List of Other Managers Reporting for this Manager: 0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		 	0
Form 13F Information Table Entry Totals:	46
Form 13F Information Table Value Totals:	$102,672

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     4725   101395 SH       SOLE                   101395
Accredo Health Inc             COM              00437v104      880    27825 SH       SOLE                    27825
Advent Software Inc            COM              007974108     1207    69223 SH       SOLE                    69223
American International Group   COM              026874107     3446    51994 SH       SOLE                    51994
Amgen Incorporated             COM              031162100     2038    32981 SH       SOLE                    32981
Automatic Data Processing      COM              053015103      550    13886 SH       SOLE                    13886
Becton Dickinson & Company     COM              075887109     1607    39060 SH       SOLE                    39060
Biomet Incorporated            COM              090613100     1708    47148 SH       SOLE                    47148
Cintas Corporation             COM              172908105     2696    53819 SH       SOLE                    53819
Cisco Systems                  COM              17275r102     2777   114621 SH       SOLE                   114621
Citigroup Incorporated         COM              172967101     2938    60526 SH       SOLE                    60526
Consolidated Edison            COM              209115104      267     6208 SH       SOLE                     6208
Corning Incorporated           COM              219350105      843    80816 SH       SOLE                    80816
Estee Lauder                   COM              518439104     1148    29245 SH       SOLE                    29245
FPL Group Incorporated         COM              302571104      372     5684 SH       SOLE                     5684
Fastenal Company               COM              311900104     2171    43630 SH       SOLE                    43630
Fiserv Incorporated            COM              337738108     1102    27871 SH       SOLE                    27871
Genentech Incorporated         COM              368710406     4435    47403 SH       SOLE                    47403
General Electric               COM              369604103     5066   163533 SH       SOLE                   163533
Hewitt Associates              COM              42822Q100     1784    59660 SH       SOLE                    59660
Home Depot Incorporated        COM              437076102     1071    30165 SH       SOLE                    30165
Intel Corporation              COM              458140100     4905   153044 SH       SOLE                   153044
International Business Machine COM              459200101     3439    37107 SH       SOLE                    37107
Johnson & Johnson              COM              478160104     5696   110256 SH       SOLE                   110256
Lincare Holdings               COM              532791100     1269    42173 SH       SOLE                    42173
Linear Technology              COM              535678106     2030    48256 SH       SOLE                    48256
Medco Health Solutions         COM              58405u102      321     9437 SH       SOLE                     9437
Medimmune Inc                  COM              584699102     1460    57516 SH       SOLE                    57516
Medtronic Incorporated         COM              585055106     4361    89724 SH       SOLE                    89724
Merck & Company                COM              589331107     3621    78377 SH       SOLE                    78377
Microsoft                      COM              594918104     3020   110355 SH       SOLE                   110355
Nasdaq 100 Trust Unit          COM              631100104      222     6085 SH       SOLE                     6085
Paychex Incorporated           COM              704326107     1413    37980 SH       SOLE                    37980
Pepsico                        COM              713448108     2712    58173 SH       SOLE                    58173
Performance Food Group         COM              713755106      895    24756 SH       SOLE                    24756
Pfizer                         COM              717081103     6869   194438 SH       SOLE                   194438
Pharmacopeia Incorporated      COM              71713b104     1310    92046 SH       SOLE                    92046
Procter & Gamble               COM              742718109     4993    49991 SH       SOLE                    49991
Schlumberger Ltd               COM              806857108     2131    38944 SH       SOLE                    38944
Stryker Corp                   COM              863667101     1142    13436 SH       SOLE                    13436
Target Corporation             COM              87612e106     1416    36873 SH       SOLE                    36873
Tellabs Incorporated           COM              879664100      804    95570 SH       SOLE                    95570
Walgreen Company               COM              931422109     1728    47503 SH       SOLE                    47503
Waters Corporation             COM              941848103     2430    73274 SH       SOLE                    73274
Xilinx Incorporated            COM              983919101     1408    36453 SH       SOLE                    36453
Spartan 500 Index                               315912204      246 3210.295 SH       SOLE                 3210.295